Debt - Amended Senior Secured Credit Facilities (Details)			12 Months Ended
	Jun. 26, 2014 USD ($) rig	Mar. 20, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 04, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 21, 2014 USD ($)
Senior Secured Credit Facilities | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance			LIBOR
Debt instrument, variable rate floor	1.00%
Senior Secured Credit Facilities | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	0.50%
Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Variable rate basis on debt issuance			1-month LIBOR
Interest rate added to LIBOR	1.00%
$1450 facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR		7.50%
Line of credit facility, commitment fee percentage		1.50%
$550 facility
Debt Instrument [Line Items]
Long-term line of credit	$ 426,300,000
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, average fixed interest rate			1.23%
Revolving Credit Facility
Debt Instrument [Line Items]
Number of drilling units securing line of credit facility | rig	6
Assets pledged as collateral			$ 3,800,000,000
Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			100,000,000				$ 100,000,000
Long-term line of credit			50,000,000
Line of credit facility, commitment fee percentage	0.50%
Proceeds from (repayments of) debt			50,000,000
Revolving Credit Facility | Senior Secured Credit Facilities | Base Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	1.25%
Revolving Credit Facility | Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.25%
Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,450,000,000	1,450,000,000	$ 1,450,000,000
Long-term line of credit					$ 433,000,000	$ 443,000,000
Assets pledged as collateral			$ 734,800,000
Variable rate basis on debt issuance			LIBOR
Term Loans | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 1,800,000,000.0
Variable rate basis on debt issuance			3 Month LIBOR
Percentage of debt hedged by derivatives			100.00%
Derivative, floor interest rate			1.00%
Term Loans | Senior Secured Credit Facilities | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.00%
Term Loans | Senior Secured Credit Facilities | Base Rate
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.00%
Term Loans | Senior Secured Credit Facilities | Eurodollar
Debt Instrument [Line Items]
Interest rate added to LIBOR	3.00%
Term Loans | Additional Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,100,000,000.0
Term Loans | Term Loan
Debt Instrument [Line Items]
Long-term line of credit			$ 2,894,700,000
Percent of original face amount of debt	0.25%
Term Loans | Interest Rate Swap | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Derivative, average fixed interest rate			2.49%